Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Quarter One Report [Member]
Current assets:
Cash		$ 184,694
Accounts receivable		1,419,217
Prepaid expenses		15,912
Total current assets		1,619,822
Furniture and Equipment - net		128,695
Other assets:
Patent - net		51,360
Debt issue costs - net		123,334	$ 161,946
GE trademark license - net		8,963,211
Other assets		65,714
Total other assets		9,203,619
Total assets		10,952,138
Current liabilities:
Accounts payable & accrued expenses		1,736,685
Convertible debt - net of $948,197 net of debt discount		1,480,814
Convertible debt - related parties - net of $5,785 debt discount		32,695
Notes payable		104,157
Derivative liabilities		4,378,770
Other current liabilities		73,288
Total current liabilities		7,806,409
Long term liabilities:
Convertible debt		961,887
Convertible debt - related parties - net		961,887	$ 688,013
Notes payable		307,009	405,095
GE royalty obligation		11,924,870
Total long term liabilities		13,162,014
Total liabilities		20,968,423
Stockholders' deficit:
Common stock: $0 par value, 500,000,000 shares authorized; 41,067,918 and 35,750,000 shares issued and outstanding at September 30, 2015 and December 31, 2014 respectively		127,400
Additional paid-in capital		6,759,438
Accumulated deficit		(16,867,679)
Total Stockholders' deficit		(9,980,842)
Noncontrolling interest		(35,444)
Total Deficit		(10,016,286)
Total liabilities and stockholders' deficit		$ 10,952,138
Quarter Three Report [Member]
Current assets:
Cash	$ 667,473		$ 1,241,487
Accounts receivable	116,878
Inventory	514,186
Prepaid expenses	$ 18,060		$ 29,643
Other current assets
Total current assets	$ 1,316,597		$ 1,271,130
Furniture and Equipment - net	119,191		132,609
Other assets:
Patent - net	71,016		46,419
Debt issue costs - net	44,848		161,946
GE trademark license - net	7,739,130		9,565,217
Other assets	65,714		65,714
Total other assets	7,920,708		9,839,296
Total assets	9,356,496		11,243,035
Current liabilities:
Accounts payable & accrued expenses	1,077,981		1,041,741
Convertible debt - net of $948,197 net of debt discount	3,516,036		1,223,982
Convertible debt - related parties - net of $5,785 debt discount	44,215		26,999
Notes payable	106,676		98,086
Derivative liabilities	12,009,481		4,651,762
Other current liabilities	55,623		78,622
Total current liabilities	$ 16,810,012		7,121,192
Long term liabilities:
Convertible debt			$ 688,013
Convertible debt - related parties - net
Notes payable	$ 221,218		$ 307,009
GE royalty obligation	11,821,957		12,000,000
Total long term liabilities	12,043,175		12,995,022
Total liabilities	28,853,187		20,116,214
Stockholders' deficit:
Common stock: $0 par value, 500,000,000 shares authorized; 41,067,918 and 35,750,000 shares issued and outstanding at September 30, 2015 and December 31, 2014 respectively	127,400		127,400
Additional paid-in capital	8,822,105		6,359,127
Accumulated deficit	(28,410,754)		(15,324,264)
Total Stockholders' deficit	(19,461,249)		(8,837,737)
Noncontrolling interest	(35,442)		(35,442)
Total Deficit	(19,496,691)		(8,873,179)
Total liabilities and stockholders' deficit	$ 9,356,496		$ 11,243,035